Hunton & Williams LLP Riverfront Plaza, East Tower 951 East Byrd Street Richmond, Virginia 23219-4074 Tel 804 • 788 • 8200 Fax 804 • 788 • 8218

August 8, 2008

VIA EDGAR

Mr. Michael McTiernan, Esq.

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

RE:	Cypress Sharpridge Investments, Inc.
Pre-Effective Amendment No. 11 to Registration Statement on Form S-11
Filed on August 8, 2008
Registration No. 333-142236

Dear Mr. McTiernan:

As counsel to Cypress Sharpridge Investments, Inc., a Maryland corporation (the “Company”), we are transmitting for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), Pre-Effective Amendment No. 11 (“Amendment No. 11”) to the Company’s Registration Statement on Form S-11 (File No. 333-142236) (the “Registration Statement”), together with an exhibit, and the Company’s responses to the comments of the Staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”) contained in your letter dated June 27, 2008.

For convenience of reference, each Staff comment contained in your June 27, 2008 comment letter is reprinted below in italics, numbered to correspond with the paragraph numbers assigned in your letter, and is followed by the corresponding response of the Company.

We have provided to each of you, Jennifer Gowetski, Eric McPhee, Dan Gordon and Rochelle Plesset a courtesy copy of this letter and two courtesy copies of Amendment No. 11 filed by the Company on the date hereof, one copy of which has been marked to reflect changes made to Pre-Effective Amendment No. 10 to the Registration Statement filed with the Commission on June 17, 2008. The changes reflected in Amendment No. 11 have been made in response to the Staff’s comments and for the purpose of updating and revising certain information in the Registration Statement. All page references in responses are to pages of the blacklined version of

Mr. Michael McTiernan

August 8, 2008

Amendment No. 11. Capitalized terms used and not otherwise defined in this response letter that are defined in the Registration Statement shall have the meanings set forth in the Registration Statement.

Financing and Hedging Strategy, page 2

1.	We note your response to comment no. 1. Please revise the summary to quantify your recent losses associated with your hedging strategy.

RESPONSE: In response to the Staff’s comment, the Company has revised the disclosure on page 3 of the prospectus.

2.	Please briefly describe why you believe a shift from swaps to caps/collars will be a more effective hedging strategy. In addition, we note your reference on page 3 that you expect to continue to adjust your hedging strategy going forward. Please revise your disclosure to more specifically describe how you intend to adjust your hedging strategy.

RESPONSE: In response to the Staff’s comment, the Company has revised the disclosure on pages 3, 5, 55, 62, 76, 82 and 86 of the prospectus.

Management Agreement, page 10

3.	We note your detailed disclosure regarding the incentive fee and the fact that it has been waived. Please advise us when, if ever, you expect the incentive fee to be paid. For example, can you and the manager agree to pay the fee without board approval? Will the incentive fee be paid between the time an internalization plan is presented and the time it is implemented? If you do not expect that it will be paid, please remove the detailed description of the fee from the summary section.

RESPONSE: The Company and its Manager expect to enter into a Second Amended and Restated Management Agreement, which will further revise and clarify if and when an incentive fee may be paid as well as certain other provisions. In accordance with the anticipated terms of the Second Amended and Restated Management Agreement, the payment of any and all incentive fees has been waived, and will not accrue, (i) for the first quarter in which the Company’s assets equal or exceed some amount to be agreed upon as of the end of a fiscal quarter and all subsequent fiscal quarters and (ii) if our net assets have not equaled or exceeded this amount as of the end of a fiscal quarter, until the Manager presents a plan of internalization to the independent

Mr. Michael McTiernan

August 8, 2008

directors. If the Company’s net assets have not equaled or exceeded this amount as of the end of a fiscal quarter, the Manager will be eligible to receive an incentive fee after it has presented a written proposal of an internalization plan to the Company’s Board, regardless of whether the Board approves such plan, and will remain eligible to receive the incentive fee until management has been internalized or until the Company’s net assets equal or exceed the agreed upon amount as of the end of a fiscal quarter. Unless the requirements for the payment of an incentive fee, which are explicitly set forth in the Second Amended and Restated Management Agreement, are satisfied, the Company and the Manager cannot agree to pay the incentive fee without approval by the Company’s Board. Due to the limited circumstances in which the Manager may be eligible to receive an incentive fee, the Company has removed the detailed description of the incentive fee from the section of the prospectus entitled “Summary” and added disclosure on page 10 of the prospectus to clarify that the incentive fee may be paid only in limited circumstances, if ever.

The repurchase agreements that we use…, page 22

4.	We note your response to comment no. 5 and the revised disclosure indicating margin calls as of March 31, 2008. Please update your disclosure regarding these margin calls and your liquidity as of a more recent date.

RESPONSE: In response to the Staff’s comment, the Company has revised the disclosure on page 21 of the prospectus.

Quantitative and Qualitative Disclosures about Market Risk, page 71

5.	We note your response to comment no. 6. Please advise us why you have not included disclosure about the risk of market changes in credit spreads. We note prior disclosure regarding the impact of credit spreads on your portfolio.

RESPONSE: The Company respectfully submits that the disclosure regarding the impact of credit spreads on the Company’s portfolio in the section of the prospectus entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operation—Trends and Recent Market Impacts—Credit Spreads” is included as part of a discussion of various market trends that have affected the Company, whether or not material to the Company. Item 305 of Regulation S-K of the Securities Act of 1933, as amended, requires that the Company provide quantitative disclosure

Mr. Michael McTiernan

August 8, 2008

about material market risks. The Company has not included disclosure regarding credit spreads in the section of the prospectus entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operation—Quantitative and Qualitative Disclosures about Market Risk” because the risk of changes in credit spreads alone is not a material market risk to the Company.

Repurchase Agreements, page 85

6.	We note your disclosure regarding the haircuts on your current repo agreements. Please briefly describe the thresholds at which a lender can make a margin call.

RESPONSE: In response to the Staff’s comment, the Company has revised the disclosure on page 85 of the prospectus.

If you have any questions or comments regarding the foregoing, or have additional questions or comments, please contact the undersigned at 804-788-8388.

Very truly yours,

/s/    S. Gregory Cope

S. Gregory Cope

Enclosure

cc:	Kevin E. Grant
Thomas A. Rosenbloom
Daniel M. LeBey
David J. Goldschmidt
Jennifer A. Bensch